DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS	6 Months Ended
Jun. 30, 2025
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS
DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

9.DEPOSITS AND DOWN PAYMENT FROM CUSTOMERS

The deposits and down payment received in advance from customers for sales of automobiles, e-scooters and service parts were as follows:

	As of December 31,	As of June 30,
	2024	2025	2025
	VND million	VND million	USD
Refundable deposit liabilities	2,524,022	757,903	30,253,193
Non-refundable down-payment of contract liabilities	1,041,441	1,169,654	46,689,047
TOTAL	3,565,463	1,927,557	76,942,240

Revenue recognized from non-refundable down-payment from these contract liabilities as of December 31, 2024 and 2023 for the six-month ended June 30, 2025 and 2024 was VND879,566 million (USD35.1 million) and VND546,523 million, respectively.